Cover	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	000-56035
Entity Registrant Name	GLOBAL WHOLEHEALTH PARTNERS CORPORATION
Entity Central Index Key	0001598308
Entity Tax Identification Number	46-2316220
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1130 Calle Cordillera
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	714
Local Phone Number	392-9752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false